INCOME TAX EXPENSE - Summary of Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019
Deferred tax assets:
Net operating loss carry-forward				¥ 132,609	¥ 54,697
Others				3,231	5,409
Less: valuation allowance	¥ 100,162	¥ 18,164	¥ 18,164	100,162	29,773
Total deferred tax assets				35,678	30,333
Deferred tax liabilities:
Intangible assets				57,826	53,689
Total deferred tax liabilities				¥ 57,826	¥ 53,689
Valuation allowance
Beginning balance	29,773	18,164	12,283
Additions from acquisition	18,580		370
Additions	67,706	14,025	8,963
Reversal	(13,751)	(2,268)	(3,395)
Expired	(2,146)	(148)	(57)
Ending balance	¥ 100,162	¥ 29,773	¥ 18,164